Financial Risk Management - Commodity Price Sensitivity (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Oct. 25, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)		20.00%
Limit of silver production hedged (as a percent)		25.00%
Production period hedged		24 months
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		20.00%
Commodity price risk | US$ gold hedging contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		$ (12)	$ (8)
Decrease by 10%, impact on earnings		$ 12	$ 8
Commodity price risk | Silver hedging contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		$ (1)	$ (1)
Decrease by 10%, impact on earnings		$ 1	$ 1
Cash flow hedges | Commodity price risk | Rand gold hedging contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on other comprehensive income		$ (38)	$ (41)
Decrease by 10%, impact on other comprehensive income		$ 37	$ 40
Adjustment to Permitted Level of Cover
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of silver production hedged (as a percent)	50.00%